ORGANIZATION AND BUSINESS	3 Months Ended
May 31, 2023
ORGANIZATION AND BUSINESS
ORGANIZATION AND BUSINESS

NOTE 1 - ORGANIZATION AND BUSINESS

MINERVA GOLD INC. (the “Company”) is a corporation established under the corporation laws in the State of Nevada on February 24, 2021 with an authorized capital of 75,000,000 common shares with a par value of $0.001. The Company's fiscal year-end is February 28. Minerva Gold Inc. is a junior mineral exploration company engaged in the identification, acquisition and exploration of precious metals in Kazakhstan.